Reclassification of Comparative Amounts	6 Months Ended
Jun. 30, 2026
Reclassification of Comparative Amounts [Abstract]
Reclassification of Comparative Amounts
29.	Reclassification of Comparative Amounts
The comparative figures have been reclassified to conform with the presentation adopted for 2026.